COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 17, 2023	Oct. 29, 2021	Oct. 29, 2021	Jul. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2022
Stock issued during period shares new issues, shares				18,000
Cash								$ 2,000,000
Weighted average discount rate - Operating lease									10.00%	5.90%
North Salt Lake City [Member]
Lessee, Operating Lease, Term of Contract									5 years
Monthly lease payment through year I									$ 10,849
Monthly lease payment through year II									11,163
Monthly lease payment through year III									11,486
Monthly lease payment through year IV									11,819
Monthly lease payment through year V									$ 12,162
Lease term								50 months
Centerville [Member]
Lessee, Operating Lease, Term of Contract										3 years
Monthly lease payment through year I										$ 20,343
Monthly lease payment through year II										20,378
Monthly lease payment through year III										$ 24,616
Lease term								39 months
Deep Medicine Acquisition Corp [Member]
Share price		$ 0.20	$ 0.20		$ 0.02	$ 0.02
Stock issuance costs							$ 325,000
Cash	$ 2,000,000	$ 764,101	$ 764,101		$ 177,876	$ 595,536	$ 877,099
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Stock issued during period shares new issues, shares	212,752
Deep Medicine Acquisition Corp [Member] | Underwriting Commissions [Member]
Stock issuance costs		2,530,000	2,530,000
Deep Medicine Acquisition Corp [Member] | Marketing Fee [Member]
Stock issuance costs		$ 4,427,500	$ 4,427,500
Deep Medicine Acquisition Corp [Member] | Over-Allotment Option [Member]
Stock issued during period shares new issues, shares		1,650,000			1,650,000	1,650,000
Officers and Directors [Member] | Deep Medicine Acquisition Corp [Member]
Stock issued during period shares new issues, shares					300,000	300,000